CONVERTIBLE DEBENTURES FINANCING (Details 2)	12 Months Ended
Dec. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	944,997
Warrant One
IfrsStatementLineItems [Line Items]
Expiry Date	Nov. 02, 2022
Exercise Price | $ / shares	$ 0.60
Number of Warrants Outstanding	864,997
Warrant Two
IfrsStatementLineItems [Line Items]
Expiry Date	Jan. 15, 2023
Exercise Price | $ / shares	$ 0.50
Number of Warrants Outstanding	80,000